Balance Sheet Details - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Abstract]
Depreciation expense	$ 478	$ 567	$ 746	$ 713	$ 900